Acquisition (Tables)	12 Months Ended
Sep. 30, 2024
Acquisition [Abstract]
Schedule of Allocation of the Purchase Price as of the Acquisition	The allocation of the purchase price as of the acquisition date was as follows, in which the amount was translated using exchange rate on acquisition date:
Amount
Cash and cash equivalents	$141,891
Intangible assets - patents	2,529,954
Intangible assets – software copyright	659,988
Others	759,375
Total assets (a)	4,091,208

Total liabilities (b)	217,020

Total net identifiable asset acquired (c=a-b)	3,874,188
Non-controlling interest on Changzhou Higgs (d)	273,698
Total consideration (e)	8,748,288
Goodwill as of acquisition date (e+d-c)	5,147,798
Goodwill impairment	(1,792,392)
Foreign currency translation adjustment	(297,463)
Goodwill as of September 30, 2023	3,057,943
Goodwill impairment	(1,362,441)
Foreign currency translation adjustment	85,067
Goodwill as of September 30, 2024	$1,780,569